Income Taxes - Additional Information (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) tax_incentive $ / shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income), continuing operations					$ 27,400,000		$ 24,700,000	$ 42,200,000
Solar benefit					4,300,000
Increase to deferred income tax expense as a result of revaluing net deferred tax assets	$ 2,000,000				2,000,000
Tax effect of reversal of provisions for tax uncertainties related to transfer pricing matter			$ 45	$ 34,000,000		$ 45	34,000,000
Tax effect of refund of interest income due to reversal of provisions for tax uncertainties related to transfer pricing matter			$ 19	14,000,000			14,300,000
Tax effect of repatriation of foreign earnings							1,500,000
Foreign earnings repatriated							50,000,000
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings							8,000,000
Tax effect of foreign currency expense							7,300,000	12,200,000
Tax effect of revaluation of non-monetary balances from historical to current period-end exchange rates							3,100,000	4,500,000
Tax effect resulting from increased local currency taxable profits							4,200,000	7,700,000
Impairment	0	$ 0					21,200,000	12,200,000
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	1,977,700,000	1,863,800,000		1,863,800,000	1,977,700,000		1,863,800,000
Temporary differences associated with investments in subsidiaries for which no deferred tax liabilities have been recognized	$ 0	$ 0		$ 0	0		0
Credited (charged) to net earnings					(12,200,000)		(13,100,000)
Aggregate tax benefit from tax incentives					$ 7,600,000		$ 7,300,000	$ 11,600,000
Tax benefit from tax incentives, per share (in dollars per share) | $ / shares					$ 0.05		$ 0.05	$ 0.07
Initial percentage of tax exemption					100.00%
Initial term of tax exemption					8 years
Percentage of tax exemption					50.00%
Term of tax exemption					5 years
Number of tax incentives set to expire between 2019 and 2020 | tax_incentive					2
Number of tax incentives | tax_incentive					3